February 22, 2010


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Subj:    SCHEDULE 14A - PRELIMINARY PROXY STATEMENT
         RYDEX ETF TRUST -
         File Nos.:  333-101625 and 811-21261
         RYDEX DYNAMIC FUNDS -
         File Nos.: 333-84797 and 811-09525
         RYDEX SERIES FUNDS -
         Files Nos.: 033-59692 and 811-07584
         RYDEX VARIABLE TRUST -
         File Nos.: 333-57017 and 811-08821

Dear Sir or Madam:

Enclosed for filing pursuant to Securities Exchange Act of 1934 is a Schedule 14A - Preliminary Proxy Statement. No filing fee is required.

Please contact Julien Bourgeois, of Dechert LLP, at 202.261.3451 if you have any questions about this filing. Thank you for your assistance.

Sincerely,


Amy J. Lee
Vice President and Assistant Secretary
Rydex ETF Trust
Rydex Dynamic Funds
Rydex Series Funds
Rydex Variable Trust

Enclosure